VictoryShares Short-Term Bond ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares Short-Term Bond ETF | VictoryShares USAA Core Short-Term Bond ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0